Other assets	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Other assets
Note 16 – Other assets
As at December 31, 2022 (Successor) and 2021 (Predecessor), other assets included the following:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
		(As adjusted)
Deferred contract costs	111	15
Taxes receivable	42	48
Favorable drilling and management services contracts	42	9
Prepaid expenses	37	51
Right of use asset	9	24
Reimbursable amounts due from customers	8	13
Derivative asset - interest rate cap	5	—
Restructuring backstop commitment fee	—	20
Other	8	44
Total other assets	262	224
Other assets are presented in our Consolidated Balance Sheets as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
		(As adjusted)
Other current assets	169	197
Other non-current assets	93	27
Total other assets	262	224
Favorable drilling contracts and management services contracts
The following table summarizes the movement in favorable drilling contracts and management services contracts for the year ended December 31, 2021 and the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through December 31, 2022 (Successor):

(In $ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount
As at January 1, 2021 (Predecessor)	266	(256)	10
Amortization	—	(1)	(1)
As at January 1, 2022 (Predecessor)	266	(257)	9

Balance before reorganization and fresh start adjustments	266	(257)	9
Fresh Start accounting	(170)	257	87
As at February 22, 2022 (Predecessor)	96	—	96
As at February 23, 2022 (Successor)	96	—	96
Amortization	—	(54)	(54)
As at December 31, 2022 (Successor)	96	(54)	42
On emergence from Chapter 11 proceedings and on application of Fresh Start accounting, new favorable drilling contract and management service contract intangible assets were recognized. For further information refer to Note 5 - "Fresh Start Accounting". The amortization is recognized in the Consolidated Statements of Operations as "Amortization of intangibles". The weighted average remaining amortization period for the favorable contracts is 5 months. The remaining favorable drilling contracts and management services contracts will be fully amortized in 2023.